CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 160,301,000	$ 151,901,000
Right-of-use assets	204,180,000	185,514,000
Intangible assets	311,000	278,000
Deferred tax assets	4,725,000	3,799,000
Other receivables	1,961,000	1,961,000
Prepayment	325,000	373,000
Rental and other deposits	20,709,000	17,372,000
Non-current assets	392,512,000	361,198,000
Current assets
Inventories	37,519,000	31,521,000
Trade and other receivables and prepayments	35,652,000	30,754,000
Rental and other deposits	5,417,000	3,378,000
Pledged bank deposits	2,793,000	2,855,000
Bank balances and cash	271,990,000	254,719,000
Current assets	353,371,000	323,227,000
Current liabilities
Trade payables	36,337,000	30,711,000
Other payables	42,980,000	38,100,000
Amounts due to related parties	2,177,000	1,329,000
Tax payables	7,031,000	5,411,000
Lease liabilities	45,662,000	41,407,000
Contract liabilities	10,658,000	9,669,000
Provisions	1,987,000	1,941,000
Current liabilities	146,832,000	128,568,000
Net current assets	206,539,000	194,659,000
Non-current liabilities
Deferred tax liabilities	6,184,000	7,504,000
Lease liabilities	183,139,000	171,219,000
Contract liabilities	2,905,000	2,980,000
Provisions	15,179,000	12,493,000
Non-current liabilities	207,407,000	194,196,000
Net assets	391,644,000	361,661,000
Capital and reserves
Share capital of the Company	3,000	3,000
Share premium	550,593,000	550,593,000
Reserves	(160,494,000)	(190,568,000)
Equity attributable to owners of the Company	390,102,000	360,028,000
Non-controlling interests	1,542,000	1,633,000
Total equity	$ 391,644,000	$ 361,661,000